Related Party Transactions (Details Textual) - USD ($)	1 Months Ended					12 Months Ended
	Jan. 02, 2016	Jan. 31, 2015	Jul. 01, 2014	Jul. 31, 2013	Jan. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Sang Lung [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Related Party Transactions, Monthly Payments		$ 142,000	$ 155,000		$ 180,000
Sang Lung [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Related Party Transactions, Monthly Payments		103,000	142,000		155,000
Bao Li and King's Gaming [Member]
Related Party Transaction [Line Items]
Related Party Transactions, Monthly Payments					$ 103,000
Bao Li and King's Gaming [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Related Party Transactions, Monthly Payments		97,000	103,000
Bao Li and King's Gaming [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Related Party Transactions, Monthly Payments		$ 65,000	$ 97,000
Pak Si [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party						$ 4,798,390	$ 7,156,950	$ 6,807,018
Related Party Transactions, Monthly Payments				$ 103,000
Due to Related Parties						399,959	573,897
Entertainment Expense [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party						$ 417,000	$ 727,000	$ 779,000
Oriental VIP Room [Member] | Maximum [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Related Party Transactions, Monthly Payments	$ 65,000
Oriental VIP Room [Member] | Minimum [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Related Party Transactions, Monthly Payments	$ 52,000